Quarterly Holdings Report
for

Fidelity Advisor® Focused Emerging Markets Fund (formerly Fidelity Advisor® Emerging Markets Fund)

January 31, 2021

FAEM-QTLY-0321
1.813064.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Bermuda - 2.2%
Credicorp Ltd. (United States)	150,900	$22,684,797
Shangri-La Asia Ltd. (a)	12,924,000	11,001,632

TOTAL BERMUDA		33,686,429

Brazil - 3.9%
B3 SA - Brasil Bolsa Balcao	2,183,600	23,865,789
Suzano Papel e Celulose SA (a)	3,075,700	34,880,869

TOTAL BRAZIL		58,746,658

Canada - 2.4%
Barrick Gold Corp.	1,640,400	36,695,748
Cayman Islands - 21.6%
Airtac International Group	272,037	9,711,792
Alibaba Group Holding Ltd. sponsored ADR (a)	233,300	59,218,539
JD.com, Inc. sponsored ADR (a)	580,333	51,469,734
Li Ning Co. Ltd.	2,227,000	13,945,229
Pinduoduo, Inc. ADR (a)	133,600	22,138,856
Sunny Optical Technology Group Co. Ltd.	790,900	20,830,204
Tencent Holdings Ltd.	1,418,000	126,348,492
Xinyi Solar Holdings Ltd.	10,218,000	22,404,282

TOTAL CAYMAN ISLANDS		326,067,128

China - 12.4%
China Life Insurance Co. Ltd. (H Shares)	13,945,000	29,615,937
China Merchants Bank Co. Ltd. (H Shares)	6,707,500	51,517,960
Haier Smart Home Co. Ltd. (A Shares)	9,312,015	46,141,757
Industrial & Commercial Bank of China Ltd. (H Shares)	70,913,000	45,233,304
Shenzhen Inovance Technology Co. Ltd. (A Shares)	969,378	14,349,705

TOTAL CHINA		186,858,663

Greece - 1.3%
National Bank of Greece SA (a)	8,160,800	19,321,804
Hong Kong - 2.1%
China Resources Beer Holdings Co. Ltd.	3,510,000	31,010,866
Hungary - 2.2%
Richter Gedeon PLC	1,189,500	33,657,142
India - 7.1%
Housing Development Finance Corp. Ltd.	741,998	24,215,246
Larsen & Toubro Ltd.	1,669,600	30,584,890
Shree Cement Ltd.	46,183	14,435,103
Solar Industries India Ltd.	836,900	13,634,946
State Bank of India (a)	6,265,300	24,258,045

TOTAL INDIA		107,128,230

Indonesia - 1.9%
PT Bank Mandiri (Persero) Tbk	60,680,669	28,389,503
Korea (South) - 11.7%
Hyundai Motor Co.	111,330	22,795,778
Samsung Electronics Co. Ltd.	1,810,671	132,757,824
Shinhan Financial Group Co. Ltd.	802,420	22,010,112

TOTAL KOREA (SOUTH)		177,563,714

Mexico - 3.8%
CEMEX S.A.B. de CV sponsored ADR (a)	2,612,600	14,970,198
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,023,100	14,979,085
Wal-Mart de Mexico SA de CV Series V	9,507,800	27,063,766

TOTAL MEXICO		57,013,049

Netherlands - 1.5%
Yandex NV Series A (a)(b)	366,600	22,963,824
Russia - 2.7%
Lukoil PJSC sponsored ADR	343,600	24,450,576
Sberbank of Russia sponsored ADR	1,154,300	15,883,168

TOTAL RUSSIA		40,333,744

South Africa - 1.5%
Impala Platinum Holdings Ltd.	1,729,200	23,352,077
Taiwan - 14.9%
ASE Technology Holding Co. Ltd.	7,282,000	23,971,709
ECLAT Textile Co. Ltd.	1,048,000	15,171,326
HIWIN Technologies Corp.	2,292,903	32,415,465
MediaTek, Inc.	588,000	18,367,784
Sporton International, Inc.	1,390,000	12,852,451
Taiwan Semiconductor Manufacturing Co. Ltd.	3,357,554	70,934,979
Unified-President Enterprises Corp.	13,557,000	32,911,213
Yageo Corp.	920,000	18,852,594

TOTAL TAIWAN		225,477,521

TOTAL COMMON STOCKS
(Cost $1,032,149,154)		1,408,266,100

Nonconvertible Preferred Stocks - 3.0%
Brazil - 3.0%
Itau Unibanco Holding SA	4,084,780	21,157,778
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,367,978	23,798,179
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $43,720,808)		44,955,957

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.09% (c)	64,479,315	64,492,211
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	12,637,661	12,638,925
TOTAL MONEY MARKET FUNDS
(Cost $77,131,136)		77,131,136
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,153,001,098)		1,530,353,193
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(19,279,626)
NET ASSETS - 100%		$1,511,073,567

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,498
Fidelity Securities Lending Cash Central Fund	26,137
Total	$36,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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